Lease - Schedule of Lease Expenses Recognized in the Consolidated Statement of Income and Comprehensive Income(Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Expenses Recognized in the Consolidated Statement of Income and Comprehensive Income(Loss) [Abstract]
Operating lease expenses – short-term lease	$ 46,238	$ 13,899
Interest for lease liability	246	166
Right-of-use assets amortization	$ 7,469	$ 3,109